Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2018	2019	2020
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(15.3%)	(23.2%)	(13.9%)
Permanent book — tax difference	(9.9%)	(2.0%)	(9.2%)
Difference in EIT rates of certain subsidiaries	0.2%	0.0%	(2.2%)

Total	0.0%	(0.2%)	(0.3%)

Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign
The loss before income tax expenses (benefit) for domestic and foreign components’ are as follows:

	Year ended December 31,
	2018	2019	2020
Domestic	998,299,456	2,404,676,422	558,656,558
Foreign	947,947,297	279,748,549	547,517,245

Total	1,946,246,753	2,684,424,971	1,106,173,803

Schedule of Current and Deferred Portions of Income Tax Expense (Benefit)
The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2018	2019	2020
Current income tax expense	—	7,246,119	1,395,870
Deferred income tax benefit	(400,541)	(2,403,243)	(2,403,240)

Income tax expense (benefit)	(400,541)	4,842,876	(1,007,370)

Schedule of Significant Components of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2019	December 31, 2020
Deductible temporary difference to accruals and others	442,696,181	467,705,757
Tax losses carried forward	542,743,772	588,547,586
Less: Valuation allowance	(985,439,953)	(1,056,253,343)

Total of deferred tax assets	—	—

Taxable temporary difference related to acquired right to operate an online audio/video content platform	21,228,656	18,825,416

Total of deferred tax liabilities	21,228,656	18,825,416

Schedule of Movement of Valuation Allowance

	Year ended December 31,
	2018	2019	2020
Beginning balance	27,776,443	326,336,233	985,439,953
Current year additions	298,559,790	665,361,186	100,629,055
Current year reversals	—	(6,257,466)	(29,815,665)
Ending balance	326,336,233	985,439,953	1,056,253,343